Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 61,740	$ 36,029
Amortization expense	7,000	13,000
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation	54,000	55,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15,000	$ 21,000